PROPERTY, EQUIPMENT AND SOFTWARE, NET - Summary of property, equipment and software (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	¥ 885,859		¥ 711,970
Less: Accumulated depreciation	(215,622)		(178,439)
Property, equipment and software, Net	670,237	$ 91,822	533,531
Electronic equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	157,147		102,559
Building
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	489,929		489,929
Leasehold improvement
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	203,857		96,376
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	14,298		4,553
Software
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	19,842		17,767
Construction in progress
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	¥ 786		¥ 786